Related Parties Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related Parties Transactions [Abstract]
Schedule of Expenses Related to Service Agreement and the Office Services Agreement

The following tabular presentation reflects the reconciliation of the carrying amount of the Company’s Liability to controlling shareholder, net during the years ended December 31, 2024, 2023 and 2022:

	Year ended December 31,
	2024	2023	2022

Opening balance	$199	$388	$345
Accrued liability in respect to additional services rendered		25	115
Recognition of capital contribution from a controlling shareholder			(112)
Repayment of liability to controlling shareholder	(206)	(258)	-
Amortization of discount relating to liability to controlling shareholder	10	48	40
Change in estimation of maturity date of liability	-	12	-
Exchange rate differences	(3)	(16)	-
Closing balance	$-	$199	$388

Schedule of Expenses Related to Service Agreement and the Office Services Agreement

The Company allocated the expenses related to the above service agreement and addendum as follows:

	Year ended December 31
	2024	2023	2022

Research and development	$53	$36	$42
Sales and marketing	53	36	42
General and administrative	106	74	83
	$212	$146	$167